Investments	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Income Statement
Net investment income.  The following table summarizes investment income for the twelve months ended December 31, 2022, 2021 and 2020:

	For the Twelve Months Ended
	December 31, 2022	December 31, 2021	December 31, 2020
	($ in millions)
Fixed income securities — Available for sale	$95.6	$87.2	$106.5
Fixed income securities — Trading	57.0	30.2	32.8
Short-term investments — Available for sale	0.6	0.1	0.8
Short-term investments — Trading	0.1	—	0.5
Fixed term deposits (included in cash and cash equivalents)	6.6	0.7	6.4
Catastrophe bonds — Trading	0.3	0.9	1.4
Privately-held investments — Trading	24.3	18.2	20.9
Other investments, at fair value (1)	13.9	21.9	(2.0)
Total	198.4	159.2	167.3
Investment expenses	(10.3)	(11.7)	(12.7)
Net investment income	$188.1	$147.5	$154.6
_____________
(1)    Other investments represents the Company’s investments in real estate funds and other special purpose vehicles. The movement in the year represents the change in fair value of the investment and has been included as part of our investment income.
The following table summarizes the net realized and unrealized investment gains and losses recorded in the consolidated statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the twelve months ended December 31, 2022, 2021 and 2020:

	For the Twelve Months Ended
	December 31, 2022	December 31, 2021	December 31, 2020
	($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$2.9	$22.7	$68.8
Fixed income securities — gross realized (losses)	(58.4)	(3.6)	(1.8)
Short-term investments — gross realized gains	1.0	2.0	0.5
Short-term investments — gross realized (losses)	(0.5)	(0.8)	(0.4)
Net change in expected credit (losses)/gains	(5.0)	(2.5)	0.4
Trading:
Fixed income securities — gross realized gains	0.2	12.2	18.2
Fixed income securities — gross realized (losses)	(1.8)	(2.0)	(3.8)
Short-term investments — gross realized gains	—	0.1	0.2
Short-term investments — gross realized (losses)	—	(0.3)	(0.3)
Privately-held investments — gross realized gains	0.7	0.6	—
Privately-held investments — gross realized (losses)	(0.1)	(13.8)	—
Privately-held investments — net unrealized (losses)/gains	(2.5)	18.1	(20.4)
Catastrophe bonds — net unrealized gains/(losses)	0.2	(0.8)	—
Fixed income securities — net unrealized (losses)	(113.9)	(23.4)	—

Investments — equity method:
Gross realized and unrealized gains/(losses) in MVI	—	0.1	(0.4)
Gross unrealized (losses)/gains in Multi-Line Reinsurer	(0.4)	0.2	—
Gross realized and unrealized (losses)/gains in Digital Risk	—	—	(0.3)
Gross realized gain on sale of Bene	—	—	1.8
Gross realized gain on sale of Crop Re	—	—	8.6
Total net realized and unrealized investment (losses)/gains recorded in the consolidated statement of operations	$(177.6)	$8.8	$71.1

Change in available for sale net unrealized (losses)/gains:
Fixed income securities	(391.7)	(157.6)	108.5
Income tax benefit/(expense)	23.9	(0.3)	(0.5)
Total change in net unrealized (losses)/gains, net of taxes recorded in other comprehensive income	$(367.8)	$(157.9)	$108.0
Balance Sheet
Fixed Income Securities and Short-Term Investments — Available For Sale.  The following tables present the cost or amortized cost, gross unrealized gains and losses and estimated fair market value of available for sale investments in fixed income securities and short-term investments as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses (1)	Fair Market Value
	($ in millions)
U.S. government	$1,003.7	$—	$(50.7)	$—	$953.0
U.S. agency	9.2	—	(0.4)	—	8.8
Municipal	159.9	—	(9.4)	(1.0)	149.5
Corporate	2,016.9	3.5	(169.1)	(6.3)	1,845.0
Non-U.S. government-backed corporate	119.4	—	(8.8)	(0.2)	110.4
Non-U.S. government	225.2	0.1	(11.5)	(0.2)	213.6
Non-agency commercial mortgage-backed	6.6	—	(1.0)	—	5.6
Agency mortgage-backed	590.4	—	(87.7)	—	502.7
Total fixed income securities — Available for sale	4,131.3	3.6	(338.6)	(7.7)	3,788.6
Total short-term investments — Available for sale	52.4	—	(0.4)	—	52.0
Total	$4,183.7	$3.6	$(339.0)	$(7.7)	$3,840.6
_____________
(1)    For the twelve months ended December 31, 2022, there was an increase in the CECL allowance on available-for-sale investments of $5.0 million (December 31, 2021 — $2.5 million decrease).

	As at December 31, 2021
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
U.S. government	$1,066.2	$24.0	$(5.9)	$—	$1,084.3
U.S. agency	20.7	0.8	—	—	21.5
Municipal	81.2	2.0	(0.5)	(0.1)	82.6
Corporate	2,176.1	47.5	(13.0)	(2.3)	2,208.3
Non-U.S. government-backed corporate	138.5	0.2	(1.9)	—	136.8
Non-U.S. government	250.8	1.4	(1.2)	(0.3)	250.7
Asset-backed	0.5	—	—	—	0.5
Non-agency commercial mortgage-backed	6.6	0.3	—	—	6.9
Agency mortgage-backed	1,082.9	19.1	(12.0)	—	1,090.0
Total fixed income securities — Available for sale	4,823.5	95.3	(34.5)	(2.7)	4,881.6
Total short-term investments — Available for sale	10.1	—	—	—	10.1
Total	$4,833.6	$95.3	$(34.5)	$(2.7)	$4,891.7
Fixed Income Securities, Short Term Investments, Equities, Catastrophe Bonds and Privately-held Investments — Trading.  The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, equity securities, catastrophe bonds and privately-held investments as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$267.9	$—	$(6.3)	$261.6
Municipal	3.9	—	(0.3)	3.6
Corporate	175.3	0.3	(13.5)	162.1
High yield loans	90.2	0.2	(2.1)	88.3
Non-U.S. government-backed corporate	12.2	—	(0.6)	11.6
Non-U.S. government	32.2	—	(1.8)	30.4
Asset-backed	970.3	0.2	(74.0)	896.5
Agency mortgage-backed	24.7	—	(3.3)	21.4
Total fixed income securities — Trading	1,576.7	0.7	(101.9)	1,475.5
Short-term investments — Trading	6.3	—	—	6.3
Catastrophe bonds — Trading	5.1	—	(2.2)	2.9
Privately-held investments — Trading
Commercial mortgage loans	$312.6	$0.6	$(1.1)	$312.1
Middle market loans	109.0	—	(2.1)	106.9
Asset-backed securities	68.8	—	(2.0)	66.8
Global corporate securities	15.1	—	(0.1)	15.0
Equity securities	6.6	—	—	6.6
Short-term investments	25.6	—	—	25.6
Total privately-held investments — Trading	537.7	0.6	(5.3)	533.0
Total Investments — Trading	$2,125.8	$1.3	$(109.4)	$2,017.7

	As at December 31, 2021
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$115.9	$0.6	$(0.2)	$116.3
Municipal	3.9	0.1	—	4.0
Corporate	95.7	1.9	(0.8)	96.8
High yield loans	77.2	0.1	(0.4)	76.9
Non-U.S. government-backed corporate	13.3	—	(0.2)	13.1
Non-U.S. government	34.9	—	(0.4)	34.5
Asset-backed	784.3	3.3	(1.9)	785.7
Agency mortgage-backed	30.3	0.2	(0.3)	30.2
Total fixed income securities — Trading	1,155.5	6.2	(4.2)	1,157.5
Short-term investments — Trading	2.0	—	—	2.0
Catastrophe bonds — Trading	5.3	—	(1.9)	3.4
Privately-held investments — Trading
Commercial mortgage loans	$212.0	0.4	(0.9)	$211.5
Middle market loans	66.9	—	(1.5)	65.4
Asset-backed securities	26.8	—	(0.2)	26.6
Equity securities	3.5	0.1	—	3.6
Total privately-held investments — Trading	309.2	0.5	(2.6)	307.1
Total Investments — Trading	$1,472.0	$6.7	$(8.7)	$1,470.0

Catastrophe bonds. The Company has invested in catastrophe bonds with a total value of $2.9 million as at December 31, 2022 (December 31, 2021 — $3.4 million). The bonds are either zero-coupon notes or receive quarterly interest payments based on variable interest rates with scheduled maturities ranging from 2023 to 2026. The redemption value of the bonds will adjust based on the occurrence or aggregate occurrence of a covered event, such as windstorms and earthquakes in the United States, Canada, the North Atlantic, South America, Europe, Japan or Australia.

Privately-held investments. The Company has invested in privately-held investments, which primarily include commercial mortgage loans of $312.1 million and middle market loans of $106.9 million as at December 31, 2022 (December 31, 2021 — commercial mortgage loans of $211.5 million; middle market loans of $65.4 million). Privately-held investments also includes investments in asset-backed securities, equity securities and other short term investments.
Commercial Mortgage Loans. The commercial mortgage loans are related to investments in properties including apartments, hotels, office and retail buildings, other commercial properties and industrial properties. The commercial mortgage loan portfolio is diversified by property type, geographic region and issuer to reduce risks. As part of our investment process, we evaluate factors such as size, property type, and security to determine that properties are performing at a consistent and acceptable level to secure the related debt. The following table presents the type of commercial mortgage loans and geographic region as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022		As at December 31, 2021
	Net Carrying Value	Percentage of Total	Net Carrying Value	Percentage of Total
	($ millions)	(%)	($ millions)	(%)
Property type

Apartment	115.3	36.9	101.6	48.1
Hotels	108.0	34.6	68.8	32.5
Office building	42.1	13.5	33.9	16.0
Other commercial	41.4	13.3	7.2	3.4
Retail	3.3	1.1	—	—
Industrial	2.0	0.6	—	—
Total commercial mortgage loans	$312.1	100%	211.5	100%

Geographic Region
U.S.	269.8	86.4	183.7	86.9
International	42.3	13.6	27.8	13.1
Total commercial mortgage loans	$312.1	100%	211.5	100%

The primary credit quality indicator of commercial mortgage loans is loan performance. Non-performing commercial mortgage loans are generally 90 days or more past due. As of December 31, 2022, none of our commercial mortgage loans were non-performing. Loan-to-value and debt service coverage ratios are measures we use to assess the risk and quality of commercial mortgage loans. The loan-to-value ratio is expressed as a percentage of the value of the loan relative to the value of the underlying property. A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The following table represents the loan-to-value ratio of the commercial mortgage loan portfolio as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022	As at December 31, 2021
	(in millions)
Less than 50%	$41.1	$—
50% to 60%	248.3	131.2
61% to 70%	22.7	80.3
Commercial mortgage loans	$312.1	$211.5
The debt-service coverage ratio is measured by a property’s net operating income as a multiple of its debt re-payments. A ratio of less than 1.0 reflects a property’s operations is not sufficient to cover its debt payments. The following table represents the debt-service coverage ratio of the commercial mortgage loan portfolio, excluding those that are non-performing and construction loans which are still under development, as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022	As at December 31, 2021
	(in millions)
Greater than 1.20x	$106.1	$66.3
1.00 - 1.20x	186.1	62.4
Less than 1.00x	—	18.8
Commercial mortgage loans (1)	$292.2	$147.5
_______________
(1)    As at December 31, 2022, we have non-performing loans of $Nil (December 31, 2021 — $Nil) and construction loans of $19.9 million (December 31, 2021 — $64.0 million) which only generate income when the construction is completed. As no income is currently being generated on these loans, they are not included in the table above. The total value of commercial mortgage loans is $312.1 million as at December 31, 2022 (December 31, 2021 — $211.5 million).

Middle Market Loans. The middle market loans are investments in senior secured loan positions with full covenants, focused on the middle market in both U.S., Europe and the Caribbean. The middle market loan portfolio is diversified by industry type, geographic region and issuer to reduce risks. As part of our investment process, we evaluate factors such as size, industry and security to determine that loans are performing at a consistent and acceptable level to secure the related debt. The following table presents the type of middle market loans and geographic region as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022		As at December 31, 2021
	Net Carrying Value	Percentage of Total	Net Carrying Value	Percentage of Total
	($ millions)	(%)	($ millions)	(%)
Industry type

Materials	19.8	18.5	20.9	32.0
Financials	53.1	49.7	6.1	9.3
Industrials	18.7	17.5	18.7	28.5
Consumer discretionary	4.9	4.6	4.3	6.6
Energy	5.7	5.3	5.6	8.6
Consumer staples	—	—	4.9	7.5
Information technology	4.7	4.4	4.9	7.5
Total middle market mortgage loans	$106.9	100%	$65.4	100%

Geographic Region
U.S.	64.1	59.9	56.2	85.9
International	42.8	40.1	9.2	14.1
Total middle market loans	$106.9	100%	$65.4	100%
The primary credit quality indicator of middle market loans is loan performance. Non-performing middle market loans are generally 90 days or more past due. As of December 31, 2022, all of our middle market loans were performing. Loan-to-enterprise-value and fixed charge coverage ratios are measures we use to assess the risk and quality of middle market loans. The loan-to-enterprise-value ratio is expressed as a percentage of the value of the loan relative to the value of the business. A loan-to-enterprise-value ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying business. The following table represents the loan-to-enterprise-value ratio of the middle market loan portfolio as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022	As at December 31, 2021
	(in millions)
Less than 50%	$63.5	$11.0
50% to 60%	16.4	9.2
61% to 70%	27.0	15.8
71% to 80%	—	5.6
81% to 100%	—	12.0
Greater than 100%	—	11.8
Middle market loans	$106.9	$65.4

The fixed charge coverage ratio, based upon the most recent financial statements, is expressed as a percentage of a firm’s earnings plus fixed charges to its fixed charges. Fixed charges include debt repayments, interest and equipment lease expenses. A fixed charge coverage ratio of less than 1.0 indicates a firm’s operations do not generate enough income to cover its fixed charges. The following represents the fixed charge coverage ratio of the middle market loan portfolio as at December 31, 2022 and December 31, 2021:

	As at December 31, 2022	As at December 31, 2021
	(in millions)
Greater than 1.20x	$95.2	$25.8
1.00 - 1.20x	3.8	22.8
Less than 1.00x	7.9	16.8
Middle market loans	$106.9	$65.4

The Company has individually assessed each of the middle market loans with the fixed charge coverage ratio of less than 1.00x. This is mainly due to increased capital investment to support the increased business post COVID-19. These investments have been performing with the fixed charged increasing over the year.

Asset-backed securities. Asset-backed securities represent interests in underlying pools of diversified referenced assets that are collateralised and backed by future cash flows and these securities are performing.
Global corporate securities. The Global corporates portfolio consists of debt securities with a non-U.S. debt issuer that are backed by the cash flows generated from real estate holdings and these securities are performing.
Equity securities. Equity securities consists of a single non-U.S. private issuer that is a special purpose vehicle designed to grant a first lien right to the underlying senior notes. The underlying issuer is a financial services lender to middle market companies and this security is performing.
Investments — Equity Method. In January 2015, the Company, along with seven other insurance companies, established a micro-insurance venture consortium and micro-insurance incubator (“MVI”) domiciled in Bermuda. The MVI is a social impact organization that provides micro-insurance products to assist global emerging consumers. In March 2021, the Company committed an additional $0.8 million equity contribution to MVI over a 2 year period and paid $0.4 million in the period ending December 31, 2022 (December 31, 2021 — $0.4 million).
On January 1, 2017, the Company purchased through its wholly-owned subsidiary, Aspen U.S. Holdings, Inc. (“Aspen U.S. Holdings”), a 49% share of Digital Risk Resources, LLC (“Digital Re”), a U.S.-based enterprise engaged in the business of developing, marketing and servicing turnkey information security and privacy liability insurance products for a total consideration of $2.3 million. The investment is accounted for under the equity method and adjustments to the carrying value of this investment are made based on the Company’s share of capital, including share of income and expenses.
On December 23, 2019, the Company committed $5.0 million as an equity investment in the holding company of a multi-line reinsurer. The strategy for the multi-line reinsurer is to combine a diversified reinsurance business, focused primarily on long-tailed lines of property and casualty business and, potentially to a lesser extent, life business, with a diversified investment strategy. During the period ending December 31, 2022, $1.6 million (December 31, 2021 — $2.5 million) capital was invested in multi-line reinsurer.
The table below shows the Company’s investments in MVI, Multi-Line Reinsurer and Digital Re for the twelve months ended December 31, 2022 and 2021:

	MVI	Multi-Line Reinsurer	Digital Re	Total
	($ in millions)
Opening undistributed value of investment as at January 1, 2022	$0.5	$3.2	$0.2	$3.9
Investment in the period	0.4	1.6	—	2.0
Distribution received	—	—	—	—
Unrealized (loss)/gain for the twelve months to December 31, 2022	(0.1)	0.4	—	0.3
Closing value of investment as at December 31, 2022	0.8	5.2	0.2	6.2

Opening undistributed value of investment as at January 1, 2021	$—	$0.5	$0.4	$0.9
Investment in the period	0.4	2.5	0.3	3.2
Distribution received	—	—	(0.5)	(0.5)
Unrealized gain for the twelve months to December 31, 2021	0.1	0.2	—	0.3
Closing value of investments at December 31, 2021	$0.5	$3.2	$0.2	$3.9

Other Investments. On December 20, 2017, the Company committed to, and during 2018 invested $100.0 million as a limited partner to a real estate fund, classified as other investments. As at December 31, 2022, the current fair value of the fund is $134.6 million (2021 — $129.9 million).
On September 30, 2021, the Company committed $20.0 million as a limited partner to a third party managed real estate fund. The Partnership was established to make equity and equity related investments in multifamily and other commercial real estate properties located in the United States and its territories, with the goal of generating superior risk-adjusted returns. The Partnership seeks to acquire commercial real estate assets including real estate assets (or interests therein) that may have management or operational problems and require improvements or lack sufficient capital, including mortgage loans and development or redevelopment properties. On April 1, 2022, the Company committed an additional $10.0 million to the fund. As at December 31, 2022, the current fair value of the fund is $40.6 million (2021 — $21.4 million) and the unfunded commitment is $3.3 million.
On April 1, 2022, the Company committed $30.0 million as a limited partner to a related party managed real estate fund. The Partnership was established to pursue investment opportunities to acquire, recapitalize, restructure and reposition real estate assets, portfolios and companies primarily in the United States. As at December 31, 2022, the current fair value of the fund is $25.3 million and the unfunded commitment is $5.3 million.
On May 5, 2022, the Company committed $15.0 million as a limited partner to a third party managed infrastructure fund. The Partnership was established to make investments in value added infrastructure investments in environmental services, transportation, communications and digital, energy/energy transition and other infrastructure sectors primarily in North America. As at December 31, 2022, the current fair value of the fund is $8.2 million and the unfunded commitment is $8.4 million.
As at December 31, 2022, the aggregate current fair value of the real estate funds investments described above is $221.3 million (2021 — $151.3 million).
For further information on the real estate funds, refer to Note 20(a) in these consolidated financial statements, “Commitments and Contingencies.”
Fixed income maturities, Available for sale. The scheduled maturity distribution of the Company’s available for sale fixed income securities as at December 31, 2022 and December 31, 2021 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at December 31, 2022
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$179.1	$176.0	AA+
Due after one year through five years	2,526.9	2,385.7	AA-
Due after five years through ten years	815.1	707.7	A+
Due after ten years	13.2	10.9	A-
Total — Government and corporate	3,534.3	3,280.3
Non-agency commercial mortgage-backed	6.6	5.6	AA+
Agency mortgage-backed	590.4	502.7	AA+
Total fixed income securities — Available for sale	$4,131.3	$3,788.6

	At December 31, 2021
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$545.1	$549.0	AA-
Due after one year through five years	2,057.2	2,087.5	AA-
Due after five years through ten years	1,090.5	1,106.3	A+
Due after ten years	40.7	41.4	A-
Total — Government and corporate	3,733.5	3,784.2
Non-agency commercial mortgage-backed	6.6	6.9	AA+
Agency mortgage-backed	1,082.9	1,090.0	AA+
Asset-backed	0.5	0.5	AAA
Total fixed income securities — Available for sale	$4,823.5	$4,881.6

Guaranteed Investments. As at December 31, 2022 and December 31, 2021, the Company held no investments which are guaranteed by mono-line insurers, excluding those with explicit government guarantees. The Company’s exposure to other third-party guaranteed debt is primarily to investments backed by non-U.S. government guaranteed issuers.
Gross unrealized losses, available for sale. The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at December 31, 2022 and December 31, 2021:

	December 31, 2022
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$741.1	$(30.6)	$203.4	$(20.1)	$944.5	$(50.7)	118
U.S. agency	7.1	(0.4)	1.7	—	8.8	(0.4)	5
Municipal	133.1	(7.1)	16.4	(2.3)	149.5	(9.4)	59
Corporate	1,104.7	(77.6)	568.2	(91.5)	1,672.9	(169.1)	701
Non-U.S. government-backed corporate	11.3	(0.5)	99.0	(8.3)	110.3	(8.8)	16
Non-U.S. government	63.8	(2.9)	135.9	(8.6)	199.7	(11.5)	45
Non-agency commercial mortgage-backed	5.6	(1.0)	—	—	5.6	(1.0)	1
Agency mortgage-backed	202.8	(24.9)	299.1	(62.8)	501.9	(87.7)	220
Total fixed income securities — Available for sale	2,269.5	(145.0)	1,323.7	(193.6)	3,593.2	(338.6)	1,165
Total short-term investments — Available for sale	51.9	(0.4)	—	—	51.9	(0.4)	1
Total	$2,321.4	$(145.4)	$1,323.7	$(193.6)	$3,645.1	$(339.0)	1,166

	December 31, 2021
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$309.1	$(4.0)	$29.3	$(1.9)	$338.4	$(5.9)	51
U.S. agency	6.1	—	—	—	6.1	—	5
Municipal	29.7	(0.5)	—	—	29.7	(0.5)	20
Corporate	804.6	(11.7)	23.6	(1.3)	828.2	(13.0)	400
Non-U.S. government-backed corporate	114.4	(1.9)	—	—	114.4	(1.9)	10
Non-U.S. government	181.8	(1.2)	3.1	—	184.9	(1.2)	35
Agency mortgage-backed	564.5	(11.6)	16.0	(0.4)	580.5	(12.0)	116
Total fixed income securities — Available for sale	2,010.2	(30.9)	72.0	(3.6)	2,082.2	(34.5)	637
Total short-term investments — Available for sale	4.4	—	—	—	4.4	—	7
Total	$2,014.6	$(30.9)	$72.0	$(3.6)	$2,086.6	$(34.5)	644
The increase in gross unrealized losses is largely attributable to the impact of rising interest rates on our bond portfolio and mortgage-backed securities.